Borrowings (Details) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Notes Payable to Banks [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member] Federal Home Loan Bank [Member]	Dec. 31, 2012 Line of Credit [Member] Federal Reserve Bank of Philadelphia [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 1,500,000		$ 47,000,000	$ 2,100,000
Line of credit facility, borrowings outstanding				0	0		0
1 - 12 months	2,000,000	1,800,000
13 - 24 months	0	2,000,000
Total	2,000,000	3,800,000
1 -12 months, Weighted Interest Rate (in hundredths)	4.19%	3.98%
13 - 24 months, Weighted Interest Rate (in hundredths)	0.00%	419.00%
Total, Weighted Interest Rate (in hundredths)	4.19%	4.09%
Proceeds from (Repayments of) Long-term Debt and Capital Securities [Abstract]
Borrowing from commercial bank			450,000
Interest rate (in hundredths)			5.75%
Maturity date			Jul. 01, 2014
Loan amortization period			180 months
Loan outstanding balance			$ 403,000